Restatements (Details) - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended		24 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020
Statement of Operations
Cost of revenues	$ 49,556			$ 43,118			$ 164,270	$ 135,662	$ 271,363	$ 516,057
Selling, general and administrative expenses	153,155			182,032			384,144	394,232	448,857	484,271
Net loss	$ (262,366)	$ (325,937)	$ (352,548)	$ (27,450)	$ (1,623,296)	$ (859,173)	$ (940,851)	$ (2,509,919)	$ (2,639,472)	$ (479,073)	$ (2,639,472)
Loss per share	$ (0.00)			$ (0.00)			$ (0.00)	$ (0.01)	$ (0.00)	$ (0.01)
Previously Recorded Balance [Member]
Statement of Operations
Cost of revenues									$ 428,031
Selling, general and administrative expenses									572,297
Net loss									$ (479,073)
Loss per share									$ (0.01)
Corrected Balance [Member]
Statement of Operations
Cost of revenues									$ 516,057
Selling, general and administrative expenses									484,271
Net loss									$ (479,073)
Loss per share									$ (0.01)
Correction Made [Member]
Statement of Operations
Cost of revenues									$ 88,026
Selling, general and administrative expenses									88,026
Net loss									$ 0
Loss per share									$ 0